Document and Entity Information	Nov. 13, 2026
Document Information [Line Items]
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Nov. 13, 2026
Document Type	8-K12B
City Area Code	713
Local Phone Number	836.4000
Entity Registrant Name	Weatherford International Corp
Document Type	8-K12B
Document Period End Date	Nov. 13, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36504
Entity Tax Identification Number	42-2104458
Entity Address, Address Line One	2000 Saint James Place,
Entity Address, City or Town	Houston,
Entity Address, State	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	836.4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001603923
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WFRD
Security Exchange Name	NASDAQ